Net Income per Share (Net Income Per Basic and Diluted Share) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator
Income used to compute net income per diluted share									$ (70,411)	$ (68,859)	$ 110,748
Denominator
Total weighted-average shares used to compute net income per basic share (in Shares)									118,631	145,669	155,394
Diluted (in Shares)									118,631	145,669	156,257
Net income per basic share (in Dollars per Share)	$ (0.48)	$ (0.16)	$ (0.04)	$ 0.05	$ 0.12	$ 0.18	$ (0.76)	$ 0.01	$ (0.59)	$ (0.47)	$ 0.71
Net income per diluted share (in Dollars per Share)	$ (0.48)	$ (0.16)	$ (0.04)	$ 0.05	$ 0.12	$ 0.18	$ (0.76)	$ 0.01	$ (0.59)	$ (0.47)	$ 0.71
Stock Options [Member]
Debt Instrument [Line Items]
Additional shares included in the calculation of diluted EPS (in Shares)									0	0	0
Restricted Stock [Member]
Debt Instrument [Line Items]
Additional shares included in the calculation of diluted EPS (in Shares)									0	0	863